employee future benefits (Tables)	6 Months Ended
Jun. 30, 2026
employee future benefits
Schedule of defined benefit pension plan expense

Three-month periods ended June 30		2026			2025
			Defined			Defined
			benefit			benefit
			obligations			obligations
($ in millions)	Note	Plan assets	accrued [1]	Net	Plan assets	accrued [1]	Net
Employee benefits expense	8
Benefits earned for current service		$—	$(18)		$—	$(18)
Benefits earned for past service		—	(4)		—	—
Employees’ contributions		5	—		5	—
Administrative fees		(1)	—		(1)	—
		4	(22)	$(18)	4	(18)	$(14)
Financing costs	9
Notional income on plan assets [2] and interest on defined benefit obligations accrued		114	(102)		108	(96)
Interest effect on asset ceiling limit		(16)	—		(15)	—
		98	(102)	(4)	93	(96)	(3)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME [3]				(22)			(17)
Other comprehensive income	11
Difference between actual results and estimated plan assumptions [4]		216	—		(15)	—
Changes in plan financial assumptions [5]		—	(185)		—	150
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling		(32)	—		(99)	—
		184	(185)	(1)	(114)	150	36
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME [3]				$(23)			$19

Six-month periods ended June 30		2026			2025
			Defined			Defined
			benefit			benefit
			obligations			obligations
($ in millions)	Note	Plan assets	accrued [1]	Net	Plan assets	accrued [1]	Net
Employee benefits expense	8
Benefits earned for current service		$—	$(34)		$—	$(36)
Benefits earned for past service		—	(4)		—	—
Employees’ contributions		9	—		9	—
Administrative fees		(2)	—		(2)	—
		7	(38)	$(31)	7	(36)	$(29)
Financing costs	9
Notional income on plan assets [2] and interest on defined benefit obligations accrued		229	(203)		215	(192)
Interest effect on asset ceiling limit		(33)	—		(29)	—
		196	(203)	(7)	186	(192)	(6)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME [3]				(38)			(35)
Other comprehensive income	11
Difference between actual results and estimated plan assumptions [4]		153	—		38	—
Changes in plan financial assumptions [5]		—	(58)		—	100
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling		(79)	—		(103)	—
		74	(58)	16	(65)	100	35
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME [3]				(22)			—
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions		9	—	9	10	—	10
BENEFITS PAID BY PLANS		(234)	234	—	(234)	234	—
PLAN ACCOUNT BALANCES [6]
Change in period		52	(65)	(13)	(96)	106	10
Balance, beginning of period		8,258	(8,476)	(218)	8,262	(8,452)	(190)
Balance, end of period		$8,310	$(8,541)	$(231)	$8,166	$(8,346)	$(180)
FUNDED STATUS – PLAN SURPLUS (DEFICIT)
Pension plans that have plan assets in excess of defined benefit obligations accrued [7]	20	$8,301	$(8,067)	$234	$8,157	$(7,896)	$261
Pension plans that have defined benefit obligations accrued in excess of plan assets [8]
Funded		9	(254)	(245)	9	(226)	(217)
Unfunded		—	(220)	(220)	—	(224)	(224)
	27	9	(474)	(465)	9	(450)	(441)
		$8,310	$(8,541)	$(231)	$8,166	$(8,346)	$(180)

1	Defined benefit obligations accrued are the actuarial present values of benefits attributed to employee services rendered to a particular date.
2	The interest income on the plan assets portion of the employee defined benefit plans net interest amount included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued, as at the end of the immediately preceding fiscal year.
3	Excluding income taxes.
4	Financial assumptions in respect of plan assets (interest income on plan assets included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued) and demographic assumptions in respect of the actuarial present values of the defined benefit obligations accrued, as at the end of the immediately preceding fiscal year for both.
5	The discount rate used to measure the defined benefit obligations accrued at June 30, 2026, was 5.03% (December 31, 2025 – 4.90)%.
6	Effect of asset ceiling limit at June 30, 2026, was $1,463 (December 31, 2025 – $1,351). Subsequent to June 30, 2026, the TELUS Defined Contribution Pension Plan was merged into both the TELUS Corporation Pension Plan (as amended) and the Pension Plan for Management and Professional Employees of TELUS Corporation (as amended); such amendments do not affect the defined benefit obligations accrued. The amendments to these defined benefit pension plans allow for the plans’ surpluses, not previously recognized for accounting purposes (due to the asset ceiling limits), to be used to make future employer contributions for the defined contribution components, should sufficient surpluses be available to do so.
7	Presented in the Consolidated statements of financial position as Other long-term assets.
8	Presented in the Consolidated statements of financial position as Other long-term liabilities

Schedule of defined contribution pension plan expense

	Three months		Six months
Periods ended June 30 (millions)	2026	2025	2026	2025
Union pension plan contributions	$3	$3	$6	$6
Other defined contribution pension plans	28	29	56	57
	$31	$32	$62	$63